UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.85%
Corporate Revenue Bonds – 4.53%
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	$4,247,280
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,686,860
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,008,346
		20,942,486
Education Revenue Bonds – 18.49%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	835,095
7.00% 11/1/40	1,000,000	1,117,090
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,416,790
Series A 5.00% 3/1/24	1,000,000	1,125,300
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,637,565
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,665,105
Series A 5.50% 10/15/30	1,275,000	1,374,539
Series A 5.75% 10/15/40	2,200,000	2,372,282
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,877,824
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,638,675
Cambria County General Financing Authority Revenue
(St. Francis University Project) Series PP3
4.00% 11/1/41	570,000	562,544
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,203,546
Series A 5.00% 12/15/51	770,000	791,398
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,078,980
5.00% 10/1/39	1,250,000	1,336,263
5.00% 10/1/44	1,000,000	1,061,000
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,204,071
Series A 5.00% 8/1/45	1,250,000	1,323,050

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	$2,194,440
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39	875,000	939,243
5.00% 7/1/45	2,500,000	2,659,700
5.00% 7/1/46	1,425,000	1,515,103
5.00% 7/1/47	1,000,000	1,070,840
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,507,311
5.75% 4/1/40	2,000,000	2,231,820
Northampton County General Purpose Authority Revenue
(Lafayette College) 5.00% 11/1/47	1,250,000	1,442,025
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University) 5.00% 5/1/35	1,000,000	1,132,540
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,193,700
(Shippensburg University - Student Housing Project)
5.00% 10/1/44	1,500,000	1,572,525
6.25% 10/1/43	2,000,000	2,224,240
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,822,780
(Trustees of the University of Pennsylvania) Series A
5.00% 8/15/46	1,695,000	1,983,455
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,895,975
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	895,000	933,046
Series A 5.75% 6/15/42	2,500,000	2,543,725
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,584,300
Series A 5.625% 6/15/42	3,000,000	3,131,610
(New Foundations Charter School Project)
6.625% 12/15/41	1,000,000	1,123,470
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,719,677
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,131,241

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
Series A-1 7.00% 6/15/43	1,535,000	$1,711,479
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,309,101
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,804,275
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,345,040
		85,343,778
Electric Revenue Bond – 0.62%
Philadelphia Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	2,500,000	2,862,300
		2,862,300
Healthcare Revenue Bonds – 26.59%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.50% 8/15/34	3,980,000	4,231,735
Berks County Industrial Development Authority Revenue
(The Highlands At Wyomissing)
Series A 5.00% 5/15/37	375,000	417,037
Series A 5.00% 5/15/42	500,000	550,995
Series A 5.00% 5/15/47	600,000	658,686
(Tower Health Project) 5.00% 11/1/50	7,500,000	8,341,875
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	5,005,000	5,365,460
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,794,975
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,112,150
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	798,141
Series A 5.25% 12/1/45	1,360,000	1,413,026
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,169,560
Unrefunded 6.375% 1/1/39	495,000	515,424

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	$849,139
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,359,974
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,717,150
Series A-1 5.125% 6/1/41	4,000,000	4,307,040
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,785,485
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	273,833
5.25% 7/1/41	1,000,000	1,103,620
5.50% 7/1/45	1,000,000	1,104,030
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,138,980
(Masonic Villages Project)
5.00% 11/1/35	3,000,000	3,375,950
5.00% 11/1/36	510,000	584,144
5.00% 11/1/37	250,000	285,890
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,490,222
5.00% 4/1/33	1,830,000	1,885,778
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,019,750
5.25% 7/1/42	1,500,000	1,521,225
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,933,719
5.00% 7/1/41	1,000,000	1,125,480
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,185,410
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31	4,000,000	4,377,200

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	$1,377,975
5.00% 11/15/28	1,600,000	1,753,920
5.00% 11/15/29	680,000	743,029
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	2,500,000	2,706,125
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,607,100
(Whitemarsh Continuing Care Retirement Community
Project) 5.375% 1/1/50	4,000,000	4,076,360
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,335,720
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,466,304
5.00% 7/1/32	1,275,000	1,316,476
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	2,500,000	2,576,625
Series A 5.00% 7/1/43	1,265,000	1,385,390
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,255,345
Series A 5.25% 9/1/50	2,500,000	2,825,350
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,279,340
Series A 4.00% 8/15/42	4,000,000	4,119,640
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	6,000,000	7,063,200
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,628,075
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,995,000	5,461,883
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,675,000	4,965,037
		122,735,977

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 1.79%
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	715,000	$715,000
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,340,000
Philadelphia Authority for Industrial Development Revenue
(The Presby Homes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,205,000	2,207,580
		8,262,580
Lease Revenue Bonds – 3.58%
Allegheny County Industrial Development Authority
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,337,229
5.125% 9/1/31	560,000	560,526
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,411,700
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,404,375
5.00% 4/1/38	1,000,000	1,125,200
5.00% 4/1/39	1,500,000	1,681,425
		16,520,455
Local General Obligation Bonds – 7.94%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,129,660
Series C-70 5.00% 12/1/33	2,205,000	2,463,272
Bucks County
4.00% 5/1/29	1,650,000	1,824,735
Chester County
5.00% 7/15/29	1,000,000	1,210,740
5.00% 11/15/32	5,725,000	6,436,274
5.00% 11/15/33	2,625,000	2,946,851
Series A 4.00% 7/15/29	750,000	844,110
City of Philadelphia
5.00% 8/1/41	1,260,000	1,443,721
Series A 5.00% 8/1/37	1,750,000	2,016,158
Series A 5.25% 7/15/29	2,500,000	2,870,675
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,393,510
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,135,280

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Montgomery County
Series A 4.00% 4/1/27	2,635,000	$2,915,206
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,192,560
Series F 5.00% 9/1/37	1,500,000	1,640,910
Series F 5.00% 9/1/38	2,000,000	2,184,760
		36,648,422
Pre-Refunded/Escrowed to Maturity Bonds – 20.33%
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31-19§	4,995,000	5,356,688
Butler County Hospital Authority Revenue
(Butler Health System Project) Series B
7.25% 7/1/39-19§	8,000,000	8,684,400
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28-18§	1,150,000	1,174,127
6.00% 12/1/37-18§	1,000,000	1,022,810
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
6.375% 1/1/39-19§	4,505,000	4,732,818
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,479,208
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29-19§	90,000	97,073
Series A 5.75% 12/1/34-19§	3,050,000	3,297,142
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,898,676
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,293,474
Series A 5.00% 1/1/41-22§	1,500,000	1,687,140
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.125% 6/1/33-19§	1,500,000	1,578,540
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	761,726

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	$1,091,804
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	3,930,000	4,211,467
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,751,653
(Edinboro University Foundation Student Housing
Project)
6.00% 7/1/42-18§	1,400,000	1,438,052
6.00% 7/1/43-20§	1,000,000	1,108,670
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,982,626
Series A 5.00% 7/1/41-22§	1,500,000	1,709,160
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,140,736
Pennsylvania Higher Educational Facilities Authority
Revenue
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,089,980
Series A 5.00% 9/1/29-21§	1,000,000	1,103,960
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,413,667
Series A 5.25% 8/15/26-21§	3,910,000	4,399,258
Series A 5.75% 8/15/23-21§	2,500,000	2,857,400
Pennsylvania Industrial Development Authority Revenue
(Economic Development) 5.50% 7/1/23-18§	615,000	629,600
Pennsylvania Turnpike Commission Revenue
Series E 5.00% 12/1/29-21§	5,000,000	5,630,050
Series E 5.00% 12/1/30-21§	2,000,000	2,252,020
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,790,481
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	3,915,000	4,101,119
Philadelphia Municipal Authority Revenue
6.50% 4/1/39-19§	4,000,000	4,258,040

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	$3,836,455
		93,860,020
Resource Recovery Revenue Bonds – 0.64%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,171,464
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	765,000	770,891
		2,942,355
Special Tax Revenue Bonds – 2.56%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,610,300
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,678,125
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,318,740
Sports & Exhibition Authority of Pittsburgh & Allegheny
County
5.00% 2/1/35 (AGM)	3,000,000	3,203,610
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,000,640
		11,811,415
Transportation Revenue Bonds – 8.27%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,763,800
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,790,570
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,312,200
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,907,791
Series A 5.00% 12/1/23	2,450,000	2,843,568
Series C 5.00% 12/1/44	5,000,000	5,673,700
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,042,856
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,840,328
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	898,232

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Schedules of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	$1,112,930
		38,185,975
Water & Sewer Revenue Bonds – 4.51%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,771,016
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,209,210
Series A 5.00% 12/1/37 (AGM)	780,000	902,210
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,153,220
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,254,660
Guam Government Waterworks Authority
5.00% 7/1/35	670,000	749,630
5.00% 7/1/36	1,000,000	1,118,850
5.00% 1/1/46	1,450,000	1,592,419
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	5,071,950
Series A 5.00% 7/1/45	2,500,000	2,824,950
Series A 5.25% 10/1/52	1,000,000	1,171,610
		20,819,725
Total Municipal Bonds (cost $435,260,632)		460,935,488

Total Value of Securities – 99.85%
(cost $435,260,632)		460,935,488
Receivables and Other Assets Net of Liabilities – 0.15%		697,939
Net Assets Applicable to 57,388,069 Shares Outstanding – 100.00%		$461,633,427

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $5,397,802, which represents 1.17% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8

See accompanying notes.

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Notes
Delaware Tax-Free Pennsylvania Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust (Trust) - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

12     NQ-007 [11/17] 1/18 (364384)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$460,935,488

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-007 [11/17] 1/18 (364384)     13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: